Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
ESP	(28)	(29)
RSUs/PSUs	(44)	(49)
Other (1)	(9)	(12)
Total share-based payments	(81)	(90)

(1) Includes DSP, DSUs and stock options.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes BCE’s outstanding stock options at December 31, 2017 and 2016.

		2017		2016
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		10,242,162	52	9,666,904	48
Granted		3,043,448	59	2,968,062	58
Exercised(1)	25	(2,555,863)	45	(2,236,891)	44
Forfeited		(239,498)	58	(155,913)	52
Outstanding, December 31		10,490,249	55	10,242,162	52
Exercisable, December 31		2,013,983	45	1,786,251	42

(1)	The weighted average share price for options exercised was $60 and $59 in 2017 and 2016, respectively.
The following table summarizes the status of unvested employer contributions at December 31, 2017 and 2016.

NUMBER OF ESP SHARES	2017	2016
Unvested contributions, January 1	1,073,212	1,146,046
Contributions(1)	610,657	600,808
Dividends credited	49,299	49,988
Vested	(553,837)	(586,309)
Forfeited	(140,301)	(137,321)
Unvested contributions, December 31	1,039,030	1,073,212

(1)	The weighted average fair value of the shares contributed was $60 and $59 in 2017 and 2016, respectively.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes outstanding RSUs/PSUs at December 31, 2017 and 2016.

NUMBER OF RSUs /PSUs	2017	2016
Outstanding, January 1	2,928,698	3,333,583
Granted(1)	879,626	874,888
Dividends credited	132,402	137,583
Settled	(1,096,403)	(1,321,846)
Forfeited	(103,931)	(95,510)
Outstanding, December 31	2,740,392	2,928,698
Vested, December 31(2)	985,382	1,058,200

(1)	The weighted average fair value of the RSUs/PSUs granted was $58 in 2017 and 2016.

(2)	The RSUs/PSUs vested on December 31, 2017 were fully settled in February 2018 with BCE common shares and/or DSUs.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2017.

	STOCK OPTIONS OUTSTANDING
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$30–$39	35,408	0.14	36
$40-$49	1,978,575	2.54	46
$50-$59	8,377,818	5.19	58
$60 & above	98,448	5.84	61
	10,490,249	4.68	55

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following table shows the principal assumptions used in the valuation.

2017
Weighted average fair value per option granted	$1.97
Weighted average share price	$58
Weighted average exercise price	$59
Dividend yield	5%
Expected volatility	13%
Risk-free interest rate	1%
Expected life (years)	4